Segment Reporting - Summary of Operating Segments (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Revenues
Revenues		$ 160,072	¥ 1,074,278	¥ 973,207	¥ 1,109,877
Operating loss
Operating loss		(85,557)	(574,180)	(847,419)	(1,071,341)
Total other income		5,021	33,700	33,464	24,514
Loss before income tax and share of results of equity investee		$ (75,882)	¥ (509,244)	¥ (641,736)	(1,046,827)
Operating Segments
Operating loss
Operating loss					(518,212)
Operating Segments | Cross-border Business
Revenues
Revenues					1,437
Operating loss
Operating loss					(65,575)
Operating Segments | Domestic Business
Revenues
Revenues					1,108,440
Operating loss
Operating loss					(452,637)
Unallocated Expenses
Operating loss
Operating loss	[1]				¥ (553,129)

[1]	Unallocated items include amortization expenses of intangible assets from acquired business, impairment of goodwill and intangible assets and share based compensation expenses.